Insurance and Reinsurance contract Assets and Liabilities - Insurance Contracts in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	$ (145)
Opening insurance contract liabilities, beginning balance	367,996
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143
Acquisition cash flows incurred in the year	(878)	$ (820)
Closing insurance contract assets, ending balance	(102)	(145)
Closing insurance contract liabilities, ending balance	396,401	367,996
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance contracts issued
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(145)	(673)
Opening insurance contract liabilities, beginning balance	367,996	354,849
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143	110,216
Net opening balance, beginning balance	481,994	464,392
Changes that relate to future services	882	90
Changes that relate to past services	(2,605)	(1,878)
Insurance service result	(4,770)	(4,590)
Insurance finance (income) expenses	3,337	25,174
Effects of movements in foreign exchange rates	25,357	(9,771)
Total changes in income and OCI	23,924	10,813
Total cash flows	4,717	3,036
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(193)	(174)
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	3,927
Net closing balance, ending balance	522,844	481,994
Closing insurance contract assets, ending balance	(102)	(145)
Closing insurance contract liabilities, ending balance	396,401	367,996
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	3,337	25,174
Insurance finance (income) expenses, per disclosure in note 6 (f)	(6,631)	(24,992)
Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(52)	3
Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	3,346	(185)
Insurance contracts issued | CSM, Fair value
Changes in insurance contracts for reconciliation by components [abstract]
Net opening balance, beginning balance	17,413
Net closing balance, ending balance	19,007	17,413
Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	0
Opening insurance contract liabilities, beginning balance	(820)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0
Net opening balance, beginning balance	(820)
Net closing balance, ending balance	(878)	(820)
Closing insurance contract assets, ending balance	(11)	0
Closing insurance contract liabilities, ending balance	(867)	(820)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Analysis by measurement components | Insurance contracts issued
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(144)	(658)
Opening insurance contract liabilities, beginning balance	355,418	342,853
Opening PAA insurance contract net liabilities, beginning balance	12,577	11,981
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143	110,216
Net opening balance, beginning balance	481,994	464,392
CSM recognized for services provided	(2,697)	(2,162)
Change in risk adjustment for non-financial risk for risk expired	(1,430)	(1,620)
Experience adjustments	(532)	152
Changes that relate to current services	(4,659)	(3,630)
Contracts initially recognized during the year	104	253
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	777	(162)
Changes that relate to future services	881	91
Adjustments to liabilities for incurred claims	(12)	(32)
Changes that relate to past services	(12)	(32)
Insurance service result	(3,790)	(3,571)
Insurance finance (income) expenses	2,612	24,306
Effects of movements in foreign exchange rates	25,296	(9,729)
Total changes in income and OCI	24,118	11,006
Total cash flows	3,840	2,081
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(8)	(8)
Change in PAA balance	498	596
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	3,927
Net closing balance, ending balance	522,844	481,994
Closing insurance contract assets, ending balance	(98)	(144)
Closing insurance contract liabilities, ending balance	383,322	355,418
Closing PAA insurance contract net liabilities, ending balance	13,075	12,577
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	2,612	24,306
Analysis by measurement components | Insurance contracts issued | PAA
Changes in insurance contracts for reconciliation by components [abstract]
Insurance finance (income) expenses	725	868
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	725	868
Insurance finance (income) expenses, per disclosure in note 6 (f)	6,631	24,992
Analysis by measurement components | Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(52)	3
Analysis by measurement components | Insurance contracts issued | Cash flow hedges | PAA
Insurance finance (income) expenses
Reclassification of derivative	0	0
Analysis by measurement components | Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	3,333	(120)
Analysis by measurement components | Insurance contracts issued | Fair value hedges | PAA
Insurance finance (income) expenses
Reclassification of derivative	13	(65)
Analysis by measurement components | Insurance contracts issued | Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(416)	(1,827)
Opening insurance contract liabilities, beginning balance	310,807	297,967
Opening PAA insurance contract net liabilities, beginning balance	12,712	12,125
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143	110,216
Net opening balance, beginning balance	437,246	418,481
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(532)	152
Changes that relate to current services	(532)	152
Contracts initially recognized during the year	(4,043)	(3,295)
Changes in estimates that adjust the CSM	(459)	1,585
Changes in estimates that relate to losses and reversal of losses on onerous contracts	770	(174)
Changes that relate to future services	(3,732)	(1,884)
Adjustments to liabilities for incurred claims	(8)	(28)
Changes that relate to past services	(8)	(28)
Insurance service result	(4,272)	(1,760)
Insurance finance (income) expenses	2,317	22,340
Effects of movements in foreign exchange rates	21,946	(8,405)
Total changes in income and OCI	19,991	12,175
Total cash flows	3,840	2,081
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(6)	(5)
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	489	587
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	3,927
Net closing balance, ending balance	473,962	437,246
Closing insurance contract assets, ending balance	(490)	(416)
Closing insurance contract liabilities, ending balance	334,706	310,807
Closing PAA insurance contract net liabilities, ending balance	13,201	12,712
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	2,317	22,340
Analysis by measurement components | Insurance contracts issued | Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	141	512
Opening insurance contract liabilities, beginning balance	22,697	25,750
Opening PAA insurance contract net liabilities, beginning balance	626	605
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	23,464	26,867
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	(1,430)	(1,620)
Experience adjustments	0	0
Changes that relate to current services	(1,430)	(1,620)
Contracts initially recognized during the year	952	1,180
Changes in estimates that adjust the CSM	(1,866)	(3,859)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	7	12
Changes that relate to future services	(907)	(2,667)
Adjustments to liabilities for incurred claims	(4)	(4)
Changes that relate to past services	(4)	(4)
Insurance service result	(2,341)	(4,291)
Insurance finance (income) expenses	(59)	1,646
Effects of movements in foreign exchange rates	1,866	(779)
Total changes in income and OCI	(534)	(3,424)
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	65	21
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	22,995	23,464
Closing insurance contract assets, ending balance	144	141
Closing insurance contract liabilities, ending balance	22,160	22,697
Closing PAA insurance contract net liabilities, ending balance	691	626
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	(59)	1,646
Analysis by measurement components | Insurance contracts issued | CSM, Fair value
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	32	100
Opening insurance contract liabilities, beginning balance	17,381	17,105
Opening PAA insurance contract net liabilities, beginning balance	0	0
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	17,413	17,205
CSM recognized for services provided	(2,097)	(1,812)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(2,097)	(1,812)
Contracts initially recognized during the year	2	0
Changes in estimates that adjust the CSM	2,388	2,214
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	2,390	2,214
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	293	402
Insurance finance (income) expenses	233	244
Effects of movements in foreign exchange rates	1,068	(438)
Total changes in income and OCI	1,594	208
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	19,007	17,413
Closing insurance contract assets, ending balance	100	32
Closing insurance contract liabilities, ending balance	18,907	17,381
Closing PAA insurance contract net liabilities, ending balance	0	0
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	233	244
Analysis by measurement components | Insurance contracts issued | CSM, Other
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	99	557
Opening insurance contract liabilities, beginning balance	4,592	2,087
Opening PAA insurance contract net liabilities, beginning balance	0	0
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	4,691	2,644
CSM recognized for services provided	(600)	(350)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(600)	(350)
Contracts initially recognized during the year	3,193	2,368
Changes in estimates that adjust the CSM	(63)	60
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	3,130	2,428
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	2,530	2,078
Insurance finance (income) expenses	121	76
Effects of movements in foreign exchange rates	416	(107)
Total changes in income and OCI	3,067	2,047
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	7,758	4,691
Closing insurance contract assets, ending balance	148	99
Closing insurance contract liabilities, ending balance	7,610	4,592
Closing PAA insurance contract net liabilities, ending balance	0	0
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	121	76
Analysis by measurement components | Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	0	0
Opening insurance contract liabilities, beginning balance	(59)	(56)
Opening PAA insurance contract net liabilities, beginning balance	(761)	(749)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	(820)	(805)
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	0	0
Contracts initially recognized during the year	0	0
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	0	0
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	0	0
Insurance finance (income) expenses	0	0
Effects of movements in foreign exchange rates	0	0
Total changes in income and OCI	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	6	5
Acquisition cash flows incurred in the year	(8)	(8)
Change in PAA balance	(56)	(12)
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	(878)	(820)
Closing insurance contract assets, ending balance	0	0
Closing insurance contract liabilities, ending balance	(61)	(59)
Closing PAA insurance contract net liabilities, ending balance	(817)	(761)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$ 0	$ 0